Fair Value	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value

4. Fair Value

The following table presents as of March 31, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant Liability	-	123	-	123
Total Liabilities	$-	$123	$-	$123

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$-
Total Liabilities	$-	$142	$-	$142

The warrants issued to the PIPE Investor and an advisor in connection with the Merger are accounted for as liabilities in accordance with ASC 815-40 and are presented within Warrant liabilities in the consolidated balance sheets. The measurements of the liability classified warrants are classified as Level 2 fair value measurements due to the use of an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market.

The warrant liabilities are calculated by multiplying the quoted market price of the Company’s publicly traded warrants by the number of liability classified warrants.

During the period ended March 31, 2024, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.

5. Fair Value

The following table presents as of June 30, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Investment in trading securities	$-	$-	$214	$214
Derivative warrant Liability	-	32	-	32
Total Liabilities	$-	$32	$214	$246

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$142
Total Liabilities	$-	$142	$-	$142

The fair value of the investment in trading securities was valued based on the purchase price of the investments and has therefore been classified as a Level 3 fair value measurement. The Company had no investment in trading securities as of December 31, 2023. There were no significant gains or losses recognized on the sale of investments in trading securities for the six months ended June 30, 2024.

The warrants issued to the PIPE Investors and an advisor in connection with the Merger are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the consolidated balance sheets. The measurements of the liability classified warrants are classified as Level 2 fair value measurements due to the use of an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market.

The warrant liabilities are calculated by multiplying the quoted market price of the Company’s publicly traded warrants by the number of liability classified warrants.

During the period ended June 30, 2024, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.

5. Fair Value

The following table presents as of September 30, 2024 the Company’s assets subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Investment in trading securities	$-	$-	$81	$81
Total Assets	$-	$-	$81	$81

The following table presents as of September 30, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant Liability	$-	$24	$-	$24
Total Liabilities	$-	$24	$-	$24

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$142
Total Liabilities	$-	$142	$-	$142

The fair value of the investment in trading securities is the purchase price of the investments plus the unrealized gains and has therefore been classified as a Level 3 fair value measurement. The Company had no investment in trading securities as of December 31, 2023. There were no significant gains or losses recognized on the sale of investments in trading securities for the nine months ended September 30, 2024.

The warrants issued to the PIPE Investors and an advisor in connection with the Merger are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the consolidated balance sheets. See Note 16. The measurements of the liability classified warrants are classified as Level 2 fair value measurements due to the use of an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market.

The warrant liabilities are calculated by multiplying the quoted market price of the Company’s publicly traded warrants by the number of liability classified warrants.

During the period ended September 30, 2024, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.